UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       8-14-01
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     135
                                            -------------------------

Form 13F Information Table Value Total:     $121,441
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Telos Corporation,
  12% Cumulative Exch Pfd.    pref 87969B200   61      35000  SH        SOLE           35000
Agere Systems Inc. Class A     com 00845V100  292      40000  SH        SOLE           40000
Alltel Corporation             com 020039103  545       8900  SH        SOLE           7500   1400
America Service Group Inc.     com 02364L109 1923      75100  SH        SOLE           68100  7000
Anadarko Petroleum Corporation com 032511107  334       6200  SH        SOLE           6200
AptarGroup, Inc.               com 038336103  626      19300  SH        SOLE           19300
Automatic Data Processing,Inc. com 053015103  547      11000  SH        SOLE           11000
Axcelis Technologies Inc.      com 054540109 4140     279733  SH        SOLE           261188 18545
Banta Corporation              com 066821109  642      21900  SH        SOLE           0      21900
Bell South Corp.               com 079860102  532      13208  SH        SOLE           1208   12000
Berkshire Hathaway CLB         com 084670207  835        363  SH        SOLE           313    50
Briggs & Stratton Corp.        com 109043109  370       8800  SH        SOLE           7500   1300
Brookstone Inc.                com 114537103  965      54500  SH        SOLE           54500
Brunswick Corporation          com 117043109  207       8600  SH        SOLE           8600
Cable Design Technologies
  Corporation                  com 126924109 2964     183400  SH        SOLE           181600 1800
Central Securities Co.         com 155123102  601      20336  SH        SOLE           18087  2249
Century Telephone Enterprises  com 156700106  526      17350  SH        SOLE           11000  6350
Champion Enterprises, Inc.     com 158496109 5901     518500  SH        SOLE           489000 9500
Charles Schwab Corp.           com 808513105  159      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100 1223      38340  SH        SOLE           20200  18140
Colgate Palmolive              com 194162103  378       6400  SH        SOLE           0      6400
Comerica Inc.                  com 200340107 1336      23200  SH        SOLE           22000  1200
Compuware Corporation          com 205638109 1794     128200  SH        SOLE           110000 18200
Concord EFS, Inc.              com 206189102  416       8000  SH        SOLE           8000
Convergys Corporation          com 212485106 2568      84900  SH        SOLE           84900
Countrywide Credit
  Industries, Inc.             com 222372104 1748      38100  SH        SOLE           29500  8600
Courier Corporation            com 222660102  608      15000  SH        SOLE           15000
Craftmade International,Inc.   com 22413E104 1120     100000  SH        SOLE           100000
DTE Energy Co.                 com 233331107  306       6584  SH        SOLE           2578   4006
Data Research Associates,Inc.  com 237853106 2626     252500  SH        SOLE           252500
DeVRY Inc.                     com 251893103  285       7900  SH        SOLE           7900
Deere and Company              com 244199105 1669      44101  SH        SOLE           25501  18600
Dover Corporation              com 260003108  779      20700  SH        SOLE           19600  1100
Eaton Corporation              com 278058102 1248      17800  SH        SOLE           9700   8100
Electronic Data Systems
  Corporation                  com 285661104  600       9600  SH        SOLE           0      9600
Emerson Electric Co.           com 291011104  306       5060  SH        SOLE           5060
Esterline Technologies Corp.   com 297425100  579      26600  SH        SOLE           20400  6200
Ethan Allen Interiors Inc.     com 297602104 1498      46100  SH        SOLE           46100
Exxon Mobil Corporation        com 302290101  239       2740  SH        SOLE           100    2640
Fannie Mae                     com 313586109  408       4800  SH        SOLE           0      4800
Fifth Third Bancorp            com 316773100 1716      28573  SH        SOLE           26073  2500
First Tennessee National Corp. com 337162101  364      10500  SH        SOLE           0      10500
Fleetwood Enterprises Inc.     com 339099103  660      46900  SH        SOLE           46900
Forest Oil Corporation         com 346091606  881      31450  SH        SOLE           30450  1000
Fortune Brands Inc.            com 349631101  855      22300  SH        SOLE           22300
Freddie Mac                    com 313400301  306       4500  SH        SOLE           3200   1300
General Dynamics Corporation   com 369550108  521       6700  SH        SOLE           3300   3400
General Electric Co.           com 369604103  453       9300  SH        SOLE           0      9300
Genuine Parts Company          com 372460105 1079      34250  SH        SOLE           15680  18570
GlaxoSmithKline PLC            com 37733w105  256       4551  SH        SOLE           0      4551
Great Lakes Chemical           com 390568103  296       9600  SH        SOLE           200    9400
Greif Bros. Corporation
  - Class A                    com 397624107  212       7000  SH        SOLE           7000
H & R Block, Inc.              com 093671105 1201      18600  SH        SOLE           18300  300
HMI Industries Inc.            com 404238107   57      50000  SH        SOLE           50000
Harris Corporation             com 413875105 1023      37600  SH        SOLE           16600  21000
Health Care Property           com 421915109 2503      72750  SH        SOLE           51650  21100
Hector Communications Corp.    com 422730101  191      15000  SH        SOLE           15000
Host Marriott Corp.            com 44107P104  651      52000  SH        SOLE           52000
Huntington Bancshares Inc.     com 446150104 3910     239140  SH        SOLE           214300 24840
I. Gordon Corporation          com 382784106  150      16499  SH        SOLE           16499
IMPATH Inc.                    com 45255g101  870      19650  SH        SOLE           18250  1400
Input/Output, Inc.             com 457652105 1957     154100  SH        SOLE           134100 20000
Intel Corporation              com 458140100  333      11400  SH        SOLE           1400   10000
Invacare Corporation           com 461203101  325       8400  SH        SOLE           8400
Jacobson Stores, Inc.          com 469834105  561     165000  SH        SOLE           165000
Jones Apparel Group Inc.       com 480074103  860      19900  SH        SOLE           19900
K-Swiss Inc. - Class A         com 482686102  586      24300  SH        SOLE           20300  4000
Kerr-McGee Corporation         com 492386107 1095      16519  SH        SOLE           8100   8419
KeyCorp                        com 493267108  326      12500  SH        SOLE           0      12500
Kronos, Inc.                   com 501052104  409      10000  SH        SOLE           10000
Layne Christensen Company      com 521050104  353      41500  SH        SOLE           41500
Leggett & Platt, Inc.          com 524660107  610      27700  SH        SOLE           27700
Leucadia National Corporation  com 527288104  668      20600  SH        SOLE           16600  4000
Lincoln National Corp.         com 534187109  419       8100  SH        SOLE           0      8100
Littelfuse, Inc.               com 537008104 1656      61800  SH        SOLE           50300  11500
LoJack Corporation             com 539451104  172      30000  SH        SOLE           30000
MBIA Inc.                      com 55262C100  810      14550  SH        SOLE           14500
MCSi Inc.                      com 593261100  582      38400  SH        SOLE           38400
Malan Realty Investors, Inc.   com 561063108 2592     296200  SH        SOLE           288200 8000
Manor Care, Inc.               com 564055101  318      10000  SH        SOLE           10000
Maritrans Inc.                 com 570363101  457      50000  SH        SOLE           50000
Masco Corporation              com 574599106  417      16700  SH        SOLE           14700  2000
Monaco Coach Corporation       com 60886R103  966      29100  SH        SOLE           29100
Morgan Stanley
  Dean Witter & Co.            com 617446109  437       6800  SH        SOLE           200    6600
NCR Corporation                com 62886E108  425       9050  SH        SOLE           9050
National City Corporation      com 635405103  627      20376  SH        SOLE           936    19440
National Data Corporation      com 629305103  700      21600  SH        SOLE           19900  1700
Nautica Enterprises, Inc.      com 639089101  449      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107  709      86500  SH        SOLE           78500  8000
Network Associates, Inc.       com 579057100  726      58300  SH        SOLE           47800  10500
Nobel Learning
  Communities, Inc.            com 654889104  227      30000  SH        SOLE           30000
Northrop Grumman Corporation   com 666807102  576       7197  SH        SOLE           4828   2369
Oglebay Norton Company         com 677007106  528      20000  SH        SOLE           20000
PICO Holdings, Inc.            com 693366205  439      30000  SH        SOLE           30000
Pall Corporation               com 696429307 1579      67100  SH        SOLE           40900  26200
Perrigo Company                com 714290103  334      20000  SH        SOLE           20000
Pharmacia Inc.                 com 71713U102  284       6182  SH        SOLE           214    5968
Philip Morris Companies Inc.   com 718154107  305       6000  SH        SOLE           0      6000
Plantronics, Inc.              com 727493108 5116     221000  SH        SOLE           215000 6000
Providence and Worcester
  Railroad Company             com 743737108   84      10000  SH        SOLE           10000
Pulte Corporation              com 745867101  520      12200  SH        SOLE           10200  2000
RSA Security Inc.              com 749719100  423      13675  SH        SOLE           11425  2250
Rainbow Technologies, Inc.     com 750862104  559     100000  SH        SOLE           100000
Ross Stores, Inc.              com 778296103 1880      78500  SH        SOLE           74500  4000
Royal Dutch Pete Co. NY Reg
  Sh Par Gldr 1.25             com 780257804  233       4000  SH        SOLE           0      4000
Royce Focus Trust              com 78080N108  630     100000  SH        SOLE           100000
Royce Micro-Cap Trust, Inc.    com 780915104  167      16015  SH        SOLE           16015
SBC Communications Inc.        com 78387G103  355       8856  SH        SOLE           1882   6974
STERIS Corporation             com 859152100  511      25500  SH        SOLE           25500
Schering-Plough                com 806605101  455      12550  SH        SOLE           6550   6000
Sensient Technologies
  Corporation                  com 913538104  381      18575  SH        SOLE           2775   15800
Sevenson Environmental
  Services, Inc.               com 818063109  704      55000  SH        SOLE           55000
Simon Property Group, Inc.     com 828806109  863      28800  SH        SOLE           1300   27500
Simpson Manufacturing Co., Inc.com 829073105  242       4000  SH        SOLE           4000
Snap-on Incorporated           com 833034101 1872      77500  SH        SOLE           57700  19800
Sprint Corp.                   com 852061100 1109      51900  SH        SOLE           32800  19100
Strayer Education, Inc.        com 863236105  507      10400  SH        SOLE           10400
Stryker Corp.                  com 863667101  313       5700  SH        SOLE           3900   1800
TECO Energy, Inc.              com 872375100  315      10320  SH        SOLE           0      10320
TJX Companies, Inc.            com 872540109  650      20400  SH        SOLE           10400  10000
Target Corp.                   com 87612e106 8825     255066  SH        SOLE           14534  240532
Teleflex Inc.                  com 879369106  654      14858  SH        SOLE           3958   10900
The Men's Wearhouse, Inc.      com 587118100  546      19800  SH        SOLE           18000  1800
The Morgan Group, Inc.
  - Class A                    com 617358106  479     134800  SH        SOLE           134800
Theragenics Corporation        com 883375107  168      15000  SH        SOLE           15000
Toll Brothers Inc.             com 889478103 1323      33650  SH        SOLE           30650  3000
USX-Marathon Group             com 902905827  571      19350  SH        SOLE           2650   16700
Unico American Corporation     com 904607108 1173     192000  SH        SOLE           192000
Universal Electronics Inc.     com 913483103  360      20000  SH        SOLE           20000
Vectren Corporation            com 92240G101  277      13401  SH        SOLE           0      13401
Velcro Industries N.V.         com 922571104  539      50000  SH        SOLE           50000
Washington Real Estate
  Investment Trust             com 939653101  844      35700  SH        SOLE           34700  1000
Weyco Group, Inc.              com 962149100  407      17500  SH        SOLE           17500
Willamette Industries Inc.     com 969133107  379       7651  SH        SOLE           1651   6000
X-Rite, Incorporated           com 983857103  133      15000  SH        SOLE           15000

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